UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

FORM N-Q

MAY 31, 2011

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Education - 21.6%
ABAG Finance Authority for Nonprofit Corp., CA, Head Royce School, LOC-Bank of America N.A.	0.190%	9/1/36	$400,000	$400,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
California Alumni Association Project, LOC-Bank of America N.A.	0.220%	4/1/34	3,055,000	3,055,000	(a)(b)
Ecole Bilingue De Berkeley, LOC-Bank of the West	0.190%	1/1/39	3,290,000	3,290,000	(a)(b)
Francis Parker School Project, LOC-Bank of New York	0.210%	9/1/35	1,205,000	1,205,000	(a)(b)
California EFA, TECP, Stanford University	0.370%	11/17/11	500,000	500,000
California Infrastructure & Economic Development Bank Revenue:
Jserra Catholic High School, LOC- Wells Fargo Bank N.A.	0.130%	9/1/34	2,325,000	2,325,000	(a)(b)
Loyola High School District, LOC-First Republic Bank, FHLB	0.200%	12/1/35	7,900,000	7,900,000	(a)(b)
California MFA Revenue:
Trinity School, LOC-Comerica Bank	0.260%	6/1/37	2,030,000	2,030,000	(a)(b)
Westmont College, LOC-U.S. Bank N.A.	0.180%	1/1/40	2,200,000	2,200,000	(a)(b)
California Statewide CDA, Webb Schools, LOC-Bank of New York	0.180%	9/1/37	1,280,000	1,280,000	(a)(b)
California Statewide CDA Revenue, The Pegasus School, LOC-Bank of America N.A.	0.380%	9/1/28	340,000	340,000	(a)(b)
Paramount, CA, USD:
COP, School Facility Bridge Funding, AGM, SPA-Wachovia Bank N.A.	0.300%	9/1/31	1,730,000	1,730,000	(a)(b)
School Facility Bridge Funding Program, AGM, SPA-Wells Fargo Bank N.A.	0.300%	9/1/30	2,370,000	2,370,000	(a)(b)
Paramount, CA, USD, COP, School Facility Bridge Funding, AGM, SPA-Dexia Credit Local	0.500%	9/1/27	700,000	700,000	(a)(b)
Perris, CA, Union High School District, COP:
School Financing Project, AGM, SPA-Dexia Credit Local	0.950%	9/1/18	2,230,000	2,230,000	(a)(b)
School Financing Project, AGM, SPA-Dexia Credit Local	0.950%	9/1/33	4,750,000	4,750,000	(a)(b)
San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank	0.180%	1/1/23	1,700,000	1,700,000	(a)(b)
Santa Maria, CA, Joint Unified High School District, COP, LOC-Bank of America N.A.	0.220%	6/1/33	400,000	400,000	(a)(b)

Total Education				38,405,000

Finance - 2.2%
California Statewide CDA Revenue	2.000%	6/30/11	250,000	250,276
Modesto, CA, Public Financing Authority, Lease Revenue, LOC-Bank of America N.A.	0.190%	9/1/33	900,000	900,000	(a)(b)
Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Transit Village, LOC-Citibank N.A.	0.160%	7/1/33	2,810,000	2,810,000	(a)(b)

Total Finance				3,960,276

General Obligation - 9.8%
California State Economic Recovery, GO, LOC-Bank of America N.A.	0.110%	7/1/23	3,100,000	3,100,000	(a)(b)
California State, GO, LOC-Bank of Montreal	0.100%	5/1/33	8,000,000	8,000,000	(a)(b)
Cerritos, CA, Community College District, GO, BAN	2.000%	4/30/12	650,000	658,427
Commonwealth of Puerto Rico, GO:
Public Improvement, AGM, SPA-Dexia Credit Local	0.180%	7/1/21	900,000	900,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - continued
Public Improvement, AGM, SPA-JPMorgan Chase	0.190%	7/1/29	$2,200,000	$2,200,000	(a)(b)
Corona-Norco, CA, USD, GO, TRAN	2.000%	9/28/11	1,500,000	1,506,949
Davis, CA, Joint USD Yolo County, GO, TRAN	1.250%	6/1/11	500,000	500,000
Irvine Ranch, CA, Water District, GO, Consolidated Improvement Districts, LOC-U.S. Bank N.A.	0.120%	10/1/41	200,000	200,000	(a)(b)
San Mateo, CA, Union High School District, GO, BAN	2.000%	2/15/12	450,000	454,286

Total General Obligation				17,519,662

Health Care - 6.7%
California Health Facilities Financing Authority Revenue:
Adventist Health System West, LOC-U.S. Bank N.A.	0.100%	9/1/38	800,000	800,000	(a)(b)
Scripps Health, LOC-Union Bank of California N.A.	0.170%	10/1/31	735,000	735,000	(a)(b)
California Health Facilities Financing Authority, TECP	0.360%	6/16/11	1,450,000	1,450,000
California Health Facilities Financing Authority, TECP	0.380%	12/6/11	2,700,000	2,700,000
California Infrastructure & Economic Development Bank Revenue, Buck Institute for Age Research, LOC-U.S. Bank N.A.	0.150%	11/15/37	375,000	375,000	(a)(b)
California Statewide CDA Revenue, Rady Children’s Hospital, LOC-Wells Fargo Bank N.A.	0.080%	8/15/47	500,000	500,000	(a)(b)
California Statewide CDA, TECP	0.400%	12/7/11	1,800,000	1,800,000
Fresno, CA, Revenue, Trinity Health Credit, SPA-Landesbank Hessen-Thuringen	0.170%	12/1/30	1,300,000	1,300,000	(a)(b)
Stockton, CA, Health Facilities Revenue, Dameron Hospital Association, LOC-Citibank N.A.	0.130%	12/1/32	2,200,000	2,200,000	(a)(b)

Total Health Care				11,860,000

Housing: Multi-Family - 22.3%
ABAG Finance Authority for Nonprofit Corp., CA, MFH Revenue, Arbors Apartments, LIQ-FNMA	0.240%	12/15/32	2,025,000	2,025,000	(a)(b)
Affordable Housing Agency, CA, Multi-Family Revenue, Westridge Hilltop, FNMA, LIQ-FNMA	0.170%	9/15/33	3,620,000	3,620,000	(a)(b)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.200%	5/15/35	1,000,000	1,000,000	(a)(b)
California Statewide CDA Revenue, Retirement Housing Foundation, LOC-KBC Bank NV	0.170%	9/1/30	3,100,000	3,100,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, FHLMC, LIQ-FHLMC	0.210%	11/1/36	2,600,000	2,600,000	(a)(b)(c)
Campus Pointe Apartments, FNMA, LIQ-FNMA	0.220%	10/15/40	2,500,000	2,500,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.220%	3/15/32	1,050,000	1,050,000	(a)(b)(c)
Stoneridge Elk Grove, LOC-Citibank N.A.	0.190%	10/1/38	5,440,000	5,440,000	(a)(b)(c)
Concord, CA, MFH Revenue, Maplewood & Golden Glen, LOC-Citibank N.A.	0.220%	12/1/30	1,445,000	1,445,000	(a)(b)(c)
Daly City, CA, HFA, Multi-Family Revenue, Serramonte Del Rey, LIQ-FNMA	0.180%	10/15/29	6,800,000	6,800,000	(a)(b)
Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC	0.170%	1/1/25	500,000	500,000	(a)(b)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, FHLMC	0.180%	4/1/32	1,900,000	1,900,000	(a)(b)
Oceanside, CA, MFH Revenue, Shadow Way Apartments LP, LOC-FHLMC	0.180%	3/1/49	1,750,000	1,750,000	(a)(b)
Orange County, CA, Apartment Development Revenue, WLCO LF Partners, LIQ-FNMA	0.140%	11/15/28	1,000,000	1,000,000	(a)(b)
San Francisco, CA, City & County RDA, Multi-Family Revenue:
Namiki Apartments, LOC-Citibank N.A.	0.180%	11/1/36	2,000,000	2,000,000	(a)(b)(c)
Ocean Beach Apartments, LOC-Citibank N.A.	0.180%	8/1/32	25,000	25,000	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - continued
San Jose, CA, MFH Revenue, Villa Monterey Apartments, FNMA, LIQ-FNMA	0.180%	7/15/35	$2,000,000	$2,000,000	(a)(b)(c)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.160%	9/1/28	945,000	945,000	(a)(b)

Total Housing: Multi-Family				39,700,000

Industrial Revenue - 3.6%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.270%	10/1/25	2,330,000	2,330,000	(a)(b)(c)
California Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, LOC-Northern Trust Co.	0.100%	9/1/38	300,000	300,000	(a)(b)
California MFA Exempt Facilities Revenue, ExxonMobil Project	0.100%	12/1/29	1,100,000	1,100,000	(a)(b)(c)
California Statewide CDA, A&B Die Casting Corp., LOC-Bank of America N.A.	0.670%	4/1/23	1,000,000	1,000,000	(a)(b)(c)
Riverside County, CA IDA, IDR, Spenuzza Inc. Project, LOC-Bank of America N.A.	0.440%	11/1/34	1,760,000	1,760,000	(a)(b)(c)

Total Industrial Revenue				6,490,000

Life Care Systems - 2.8%
ABAG Finance Authority for Nonprofit Corp., CA:
Eskaton Village-Roseville, LOC-KBC Bank N.V.	0.210%	12/1/37	4,600,000	4,600,000	(a)(b)
Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.190%	10/1/34	300,000	300,000	(a)(b)

Total Life Care Systems				4,900,000

Miscellaneous - 0.8%
California Statewide CDA, TECP:
Kaiser Permanente	0.360%	6/9/11	250,000	250,000
Kaiser Permanente	0.390%	8/5/11	500,000	500,000
Irvine, CA, Improvement Bond Act 1915, Revenue, Limited Obligation, Assessment District 04-20, LOC-KBC Bank N.V.	0.150%	9/2/30	750,000	750,000	(a)(b)

Total Miscellaneous				1,500,000

Pollution Control - 5.8%
California PCFA, Exempt Facilities Revenue, Exxon Mobil Project	0.100%	12/1/29	1,595,000	1,595,000	(a)(b)(c)
California PCFA, Solid Waste Disposal Revenue:
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.210%	10/1/37	2,300,000	2,300,000	(a)(b)(c)
Waste Connections Inc. Project, LOC-Bank of America N.A	0.250%	8/1/18	4,000,000	4,000,000	(a)(b)(c)
Zanker Road Resource Management Inc., LOC-Comerica Bank	0.280%	3/1/26	2,445,000	2,445,000	(a)(b)(c)

Total Pollution Control				10,340,000

Power - 3.5%
M-S-R Public Power Agency, San Juan Project Revenue, LOC-Dexia Credit Local	0.450%	7/1/22	4,000,000	4,000,000	(a)(b)
Turlock, CA, Irrigation District Revenue	0.750%	8/12/11	2,200,000	2,200,002

Total Power				6,200,002

Public Facilities - 2.5%
California Infrastructure & Economic Development Bank Revenue, Santa Barbara Center for Performing Arts Inc., LOC-Bank of America N.A.	0.190%	12/1/38	600,000	600,000	(a)(b)
Ventura County, CA, Public Financing Authority, TECP, LOC-Bank of Nova Scotia	0.290%	9/9/11	3,900,000	3,900,000

Total Public Facilities				4,500,000

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Solid Waste/Resource Recovery - 2.3%
California PCFA, Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.210%	10/1/29	$415,000	$415,000	(a)(b)(c)
California PCFA, Solid Waste Disposal Revenue:
Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.240%	9/1/30	450,000	450,000	(a)(b)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.190%	6/1/40	155,000	155,000	(a)(b)
Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance Bank	0.100%	8/1/30	3,000,000	3,000,000	(a)(b)

Total Solid Waste/Resource Recovery				4,020,000

Transportation - 2.8%
California Transit Finance Authority, AGM, SPA-Credit Suisse First Boston	0.600%	10/1/27	600,000	600,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
AGM, SPA-Dexia Credit Local	0.450%	5/1/29	2,300,000	2,300,000	(a)(b)
LOC-U.S. Bank N.A.	0.160%	5/1/26	2,000,000	2,000,000	(a)(b)

Total Transportation				4,900,000

Utilities - 3.9%
California PCFA, PCR:
Pacific Gas & Electric, LOC-Bank One	0.100%	11/1/26	200,000	200,000	(a)(b)
Pacific Gas & Electric, LOC-JPMorgan Chase	0.130%	11/1/26	900,000	900,000	(a)(b)
California State Department of Water Resources, Power Supply Revenue, AGM, SPA-Dexia Credit Local	0.500%	5/1/22	100,000	100,000	(a)(b)
East Bay, CA, MUD, TECP	0.420%	6/2/11	1,400,000	1,400,000
East Bay, CA, MUD, TECP	0.400%	6/9/11	600,000	600,000
Southern California Public Power Authority, Project Revenue, LOC-KBC Bank N.V.	0.160%	7/1/36	3,800,000	3,800,000	(a)(b)

Total Utilities				7,000,000

Water & Sewer - 9.4%
Bakersfield, CA, Wastewater Revenue, AGM, SPA-Dexia Credit Local	1.000%	9/1/35	1,000,000	1,000,000	(a)(b)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.170%	8/1/37	1,090,000	1,090,000	(a)(b)
Metropolitan Water District of Southern California, Waterworks Revenue:
SPA-Lloyds TSB Bank PLC	0.100%	7/1/36	1,700,000	1,700,000	(a)(b)
SPA-Lloyds TSB Bank PLC	0.100%	7/1/36	1,600,000	1,600,000	(a)(b)
San Diego, CA, Water Authority, TECP, LOC-BNP Paribas	0.240%	6/15/11	1,300,000	1,300,000
Turlock, CA, COP, Capital Improvement & Refunding Project, LOC-Societe Generale	0.110%	1/1/31	7,450,000	7,450,000	(a)(b)
West Basin, CA, Municipal Water District Revenue, COP:
SPA-Dexia Credit Local	0.150%	8/1/21	2,485,000	2,485,000	(a)(b)
SPA-Dexia Credit Local	0.150%	8/1/27	200,000	200,000	(a)(b)

Total Water & Sewer				16,825,000

TOTAL INVESTMENTS - 100.0% (Cost - $178,119,940#)				178,119,940
Other Assets in Excess of Liabilities - 0.0%				54,602

TOTAL NET ASSETS - 100.0%				$178,174,542

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MUD	— Municipal Utility District
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	78.2%
VMIG 1	13.2
F-1	5.5
SP-1	2.3
MIG 1	0.8

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 6 through 8 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$178,119,940	—	$178,119,940

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting California.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

Notes to Schedule of Investments (unaudited) (continued)

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2011, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 25, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	July 25, 2011